Leases (Tables)	12 Months Ended
Mar. 31, 2015
Leases
Lease deposits and rents received from NRI

	Millions of yen
	As of or for the year ended March 31
	2013	2014	2015
Lease deposits	¥—	¥—	¥—
Rental income	4,272	—	—

Assets by type which Nomura leases under operating leases
	Millions of yen
	March 31, 2015
	Cost	Accumulated depreciation	Net carrying amount
Real estate(1)	¥3,448	¥(1,443)	¥2,005
Aircraft	11,432	(503)	10,929

Total	¥14,880	¥(1,946)	¥12,934

(1)	Cost, accumulated depreciation and net carrying amounts include amounts relating to real estate space utilized by Nomura.

Schedule of future minimum lease payments to be received on non-cancelable operating leases

	Millions of yen
	Total	Years of receipt
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments to be received	¥12,348	¥1,091	¥1,090	¥1,088	¥1,085	¥1,085	¥6,909

Schedule of future minimum lease payments under non-cancelable operating leases with remaining terms exceeding one year

Millions of yen
March 31
2015
Total minimum lease payments	¥171,746
Less: Sublease rental income	(8,080)

Net minimum lease payments	¥163,666

Schedule of future minimum lease payments under non-cancelable operating leases

	Millions of yen
	Total	Years of payment
		Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥171,746	¥20,410	¥17,925	¥16,797	¥15,454	¥12,860	¥88,300

Schedule of future minimum lease payments under capital leases with remaining terms exceeding one year

Millions of yen
March 31
2015
Total minimum lease payments	¥66,840
Less: Amount representing interest	(36,229)

Present value of net lease payments	¥30,611

Schedule of future minimum lease payments under capital leases

	Millions of yen
		Years of payment
	Total	Less than 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Minimum lease payments	¥66,840	¥3,750	¥4,436	¥4,349	¥4,196	¥4,485	¥45,624